BAKER 500 GROWTH FUND

                              OF THE RBB FUND, INC.

                               Institutional Class
                                     Class S

                       Supplement dated February 19, 2003
                      to Prospectus dated December 2, 2002

REVISIONS RELATING TO A TEMPORARY WAIVER OF THE BAKER 500 GROWTH FUND'S REDEMPTION FEE AND THE PERFORMANCE OF THE BAKER AFFILIATES' SEPARATE ACCOUNTS.

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The following language should be inserted as the last sentence to footnote 1 on page 3 and the last sentence under the caption "Redemption of Fund Shares - Additional Information on the Redemption Fee" on page 11.

         The redemption fee will be waived for all shareholder redemptions until January 1, 2004.

         The following sentence should replace the last sentence of the first paragraph under the caption "Pricing of Fund Shares" on page 7 and the last sentence of the first paragraph under the caption "Redemption of Fund Shares" on page 10.

         You will be charged a 1.00% redemption fee if you redeem shares held less than 270 days; however, such fee will be waived for all shareholder redemptions until January 1, 2004.

         The charts under the caption "Prior Performance of Similarly Advised Accounts of Investment Adviser" on page 13 are hereby replaced with the following charts.


       Calendar Years                   Private Accounts    S&P 500
                                         Performance        Index

       2002                             -0.93%              -22.10%
       2001                             -0.68%              -11.89%
       2000                             -4.96%               -9.10%
       1999                             63.43%               21.04%
       1998                             64.38%               28.58%

       ------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS  for the periods ended 12/31/02

                                         1 Year     3 Years    5 Years


--------------------------------------------------------------------------
Private Accounts Performance               -0.93%   -2.21%     20.23%
S&P 500 Index                             -22.10%  -14.55%     -0.59%
--------------------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              BAKER 500 GROWTH FUND

                              OF THE RBB FUND, INC.

                               Institutional Class
                                     Class S

                    Supplement dated February 19, 2003 to the
           Statement of Additional Information dated December 2, 2002

REVISIONS RELATING TO A TEMPORARY WAIVER OF THE BAKER 500 GROWTH FUND'S REDEMPTION FEE.

         The following language should be inserted as the second sentence of the third paragraph under the caption "Telephone Transaction Procedures" on page 33.

The redemption fee will be waived for all effected shareholder redemptions until January 1, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.